Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 56,484	$ 9,126
Additions for advances, including capitalized expenses and interest	185,149	109,694
Transferred to vessel cost (refer to Note 4)	(165,353)	(62,336)
Advances for vessels, ending balance	$ 76,280	$ 56,484